INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2015	2016

Core technology	$108	$101
Customer relationship	350	327

	458	428
Less: accumulated amortization
Core technology	(54)	(84)
Customer relationship	(56)	(86)

	(110)	(170)

	$348	$258

For the years ended December 31, 2014, 2015 and 2016, the Group recorded amortization expense of $44, $75 and $71 for continuing operations, respectively, and nil amortization expense for discontinued operations for each of the periods presented. Estimated amortization expenses of intangible assets for the years ending December 31, 2017, 2018, 2019, 2020, 2021 and 2022 and thereafter are $51, $34, $34, $34, $34 and $71, respectively.